Leasing Arrangements - Additional Information (Detail) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($) Locations Leases	Sep. 30, 2020 Locations	Dec. 31, 2020 USD ($) Locations Leases	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Number of pre open locations	3	82	82
Previously open consolidated locations	78	24
Number of leases partial termination | Leases	200		200
Decrease in undiscounted fized minimum lease cost payments due | $			$ 2,700.0
Operating lease, contingent rent expense | $				$ 22.7
Executed non cancelable leases | $	$ 1,600.0		$ 3,500.0		$ 9,200.0
China Co [Member]
Lessee, Lease, Description [Line Items]
Number of pre open locations		7
Previously open consolidated locations		9